INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Deferred tax benefit	$ (356)	$ (172)	$ (1,140)
Current taxes	2,693	2,645	1,312
Taxes on income	$ 2,337	$ 2,473	$ 172